Note 12 - Discontinued Operations	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 12: DISCONTINUED OPERATIONS

In September, 2022, the Company’s Board of Directors and management after the Share Exchange Agreement, determined that the FPA business will be sold. As this determination represents a strategic shift that will have a major effect on the Company’s operations and financial results, in accordance with ASC 205-20-45-1E, the Company has reclassified FPA’s assets and liabilities as held for sale and presented the results of operations of FPA as discontinued operations, and when FPA is sold, will recognize a gain or loss on disposal.

Current assets as of December 31, 2022 and March 31, 2022 – Discontinued Operations:

	December 31,	March 31,
	2022	2022
Cash	$7,700	$-
Accounts receivable	10,332	-
Inventory	82,090	-
Prepaid expenses	13,927	-
	$114,049	$—

Non-current assets as of December 31, 2022 and March 31, 2022 Discontinued Operations:

	December 31,	March 31,
	2022	2022
Other assets	$10,000	$-
Property and equipment, net	6,913	-
	$16,913	$—

Current liabilities as of December 31, 2022 and March 31, 2022 –Discontinued Operations:

	December 31,	March 31,
	2022	2022
Accounts payable and accrued expenses	$202,129	$-
Current portion of long-term debt	111,971	-
	$314,100	$-

Non-current liabilities as of December 31, 2022 and March 31, 2022 –Discontinued Operations:

	December 31,	March 31,
	2022	2022
Long-term debt	$150,000	$-

	$150,000	$-

The Company reclassified the following operations to discontinued operations for the nine months ended December 31, 2022 and 2021, respectively.

	2022	2021
Revenue	$26,895	$-
Operating expenses	175,413	-
Other (income) loss	7,530	-
Net loss from discontinued operations	$(156,048)	$-

The Company reclassified the following operations to discontinued operations for the three months ended December 31, 2022 and 2021, respectively.

	2022	2021
Revenue	$20,895	$-
Operating expenses	121,806	-
Other (income) loss	5,666	-
Net loss from discontinued operations	$(106,577)	$-